OPERATING SEGMENTS - Information about Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue for Reportable Segments	$ 47,061	$ 45,754	$ 43,004
Intersegment Revenue	0	0	0
Net Operating Revenues	47,061	45,754	43,004
Cost of goods sold	18,324	18,520	18,000
Selling, general and administrative expenses	14,582	13,972	12,880
Other operating charges	4,163	1,951	1,215
Operating Income (Loss)	9,992	11,311	10,909
Interest income	988	907	449
Interest expense	1,656	1,527	882
Equity income (loss) — net	1,770	1,691	1,472
Other income (loss) — net	1,992	570	(262)
Income (loss) before income taxes	13,086	12,952	11,686
Capital expenditures	2,064	1,852	1,484
Depreciation and amortization	1,075	1,128	1,260
EMEA
Segment Reporting Information [Line Items]
Revenue for Reportable Segments	10,278	10,152	9,453
Intersegment Revenue	680	686	627
Net Operating Revenues	10,958	10,838	10,080
Cost of goods sold	3,083	2,970	2,778
Selling, general and administrative expenses	3,620	3,545	3,369
Other operating charges	0	0	(7)
Operating Income (Loss)	4,255	4,323	3,940
Capital expenditures	222	235	229
Depreciation and amortization	181	187	203
Latin America
Segment Reporting Information [Line Items]
Revenue for Reportable Segments	6,471	5,834	4,921
Intersegment Revenue	0	0	0
Net Operating Revenues	6,471	5,834	4,921
Cost of goods sold	1,099	1,040	872
Selling, general and administrative expenses	1,454	1,358	1,168
Other operating charges	126	0	0
Operating Income (Loss)	3,792	3,436	2,881
Capital expenditures	1	1	4
Depreciation and amortization	29	48	39
North America
Segment Reporting Information [Line Items]
Revenue for Reportable Segments	18,860	16,965	15,855
Intersegment Revenue	9	8	7
Net Operating Revenues	18,869	16,973	15,862
Cost of goods sold	9,595	8,791	8,697
Selling, general and administrative expenses	3,958	3,522	3,216
Other operating charges	760	26	19
Operating Income (Loss)	4,556	4,634	3,930
Capital expenditures	602	412	280
Depreciation and amortization	325	310	330
Asia Pacific
Segment Reporting Information [Line Items]
Revenue for Reportable Segments	5,127	4,811	4,785
Intersegment Revenue	467	731	734
Net Operating Revenues	5,594	5,542	5,519
Cost of goods sold	1,689	1,644	1,440
Selling, general and administrative expenses	1,749	1,806	1,704
Other operating charges	0	35	57
Operating Income (Loss)	2,156	2,057	2,318
Capital expenditures	18	23	22
Depreciation and amortization	45	50	58
Bottling Investments
Segment Reporting Information [Line Items]
Revenue for Reportable Segments	6,215	7,852	7,883
Intersegment Revenue	8	8	8
Net Operating Revenues	6,223	7,860	7,891
Cost of goods sold	4,251	5,615	5,664
Selling, general and administrative expenses	1,476	1,667	1,740
Other operating charges	0	0	0
Operating Income (Loss)	496	578	487
Capital expenditures	734	843	697
Depreciation and amortization	319	389	435
Corporate
Segment Reporting Information [Line Items]
Revenue for Reportable Segments	110	140	107
Intersegment Revenue	0	0	0
Net Operating Revenues	110	140	107
Cost of goods sold	(229)	(107)	(75)
Selling, general and administrative expenses	2,325	2,074	1,683
Other operating charges	3,277	1,890	1,146
Operating Income (Loss)	(5,263)	(3,717)	(2,647)
Capital expenditures	487	338	252
Depreciation and amortization	176	144	195
Eliminations
Segment Reporting Information [Line Items]
Revenue for Reportable Segments	0	0	0
Intersegment Revenue	(1,164)	(1,433)	(1,376)
Net Operating Revenues	(1,164)	(1,433)	(1,376)
Cost of goods sold	(1,164)	(1,433)	(1,376)
Selling, general and administrative expenses	0	0	0
Other operating charges	0	0	0
Operating Income (Loss)	0	0	0
Capital expenditures	0	0	0
Depreciation and amortization	$ 0	$ 0	$ 0